OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
NOTE 21:	OPERATING SEGMENTS

The Group has a single reportable segment as a provider of marketing services.

Geographical information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of consumers.

	Year ended December 31
	2021	2020	2019
	USD thousands

America	304,686	180,515	261,534
APAC	20,931	20,804	33,052
EMEA	16,328	10,601	31,174

Total	341,945	211,920	325,760